Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025
Commitments and Contingencies (Details) [Line Items]
Gross proceeds percentage	5.00%
Gross proceeds from other investors percentage	3.00%
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount paid per unit (in Dollars per share)		$ 0.14
Payments for underwriting expense		$ 800,000
Additional fee for deferred (in Dollars per share)		$ 0.35
Deferred underwriting commissions noncurrent		$ 2,100,000
Transaction fee	$ 4,000,000
incentive bonus	$ 4,000,000
Over-Allotment Option [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Commitments and Contingencies (Details) [Line Items]
Payments for underwriting expense		45,000
Underwriting fee		$ 112,000